Rule 497(e)

Registration Nos. 333-125751 and 811-21774

First Trust Exchange-Traded Fund

(the “Trust”)

First Trust Value Line® Dividend Index Fund

First Trust Dow Jones Select MicroCap Index Fund

First Trust Morningstar Dividend Leaders Index Fund

First Trust US Equity Opportunities ETF

First Trust NASDAQ-100-Technology Sector Index Fund

First Trust NASDAQ-100 Equal Weighted Index Fund

First Trust Dow Jones Internet Index Fund

First Trust NYSE® Arca® Biotechnology Index Fund

First Trust Capital Strength ETF

First Trust Dividend Strength ETF

First Trust NASDAQ-100 Ex-Technology Sector Index Fund

First Trust NASDAQ® Clean Edge® Green Energy Index Fund

First Trust Water ETF

First Trust Natural Gas ETF

First Trust Chindia ETF

First Trust S&P REIT Index Fund

First Trust NASDAQ® ABA Community Bank Index Fund

First Trust Dorsey Wright People's Portfolio ETF

First Trust Dow 30 Equal Weight ETF

First Trust Lunt U.S. Factor Rotation ETF

(each, a “Fund”)

Supplement To each Fund’s Statement of Additional Information

OCTOBER 6, 2022

Notwithstanding anything to the contrary in each Fund’s Statement of Additional Information, First Trust Advisors L.P.’s (“First Trust”) use of the ISS Proxy Voting Guidelines is not intended to constrain First Trust’s consideration of any proxy proposal, and there are times when First Trust deviates from the ISS Proxy Voting Guidelines. This includes when required by Rule 12d1-4 agreements between a Fund and certain acquired funds, if applicable. Generally, First Trust will not rely on ISS Proxy Voting Guidelines to withhold votes or vote against directors solely based on quota criteria or the exclusion of certain climate-related disclosures, which may or may not relate to the company’s core business or may not materially impact shareholder value. First Trust will consider such proxy voting decisions in light of merit-based considerations which it believes may impact shareholder value. First Trust retains final authority and fiduciary responsibility for proxy voting.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE